Share-Based Compensation - weighted average assumptions used in the Black-Scholes-Merton option-pricing model (Details) - TOI Parent Inc. - Stock options	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Valuation assumptions
Expected volatility, minimum	38.60%	35.00%
Expected volatility			54.30%
Expected volatility, maximum	40.20%	40.20%
Risk-free interest rate, minimum	0.76%	0.51%	1.60%
Risk-free interest rate, maximum	1.12%	2.62%	2.62%
Expected term (years)	7 years	7 years	7 years